                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):   [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
         ---------------
Address: 17 Heights Road
         --------------
         Plandome, NY 11030
         ------------------


Form 13F File Number:      28-
                              -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward M. Giles
         ---------------
Title:   Managing Member
         ---------------
Phone:   212-752-5255
         ------------

Signature, Place, and Date of Signing:


   /s/         Edward M. Giles                New York, NY             2/8/05
         --------------------------   ---------------------------  -------------
                 [Signature]                 [City, State]            [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)











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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             1
                                            --------------------

Form 13F Information Table Entry Total:                       47
                                            --------------------

Form 13F Information Table Value Total:                  168,126
                                            --------------------
                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                      NONE




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                                GME CAPITAL LLC
                                   13F REPORT
                             AS OF DECEMBER 31, 2004

                                                             VALUE   SHARES/     SH/   PUT/ INVSTMT  OTHER
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       x$1000   PRN AMT     PRN   CALL DSCRETN   MANA     SOLE    SHARED  NONE
----------------------------  ----------------  ---------  ------- ------------  ---   ---- -------- ------ -------  -------- ------
3 D SYS CORP DEL               COM NEW           88554D205    6203       312044   SH        DEFINED    1     312044
ACCELR8 TECHNOLOGY CORP        COM NEW           004304200     248       118000   SH        DEFINED    1     118000
AMERICAN VANGUARD CORP         COM               030371108    5919       160920   SH        DEFINED    1     160920
ANALOG DEVICES INC             COM               032654105    3315        89788   SH        DEFINED    1      89788
CELGENE CORP                   COM               151020104   22105       833506   SH        DEFINED    1     833506
CORRPRO COS INC                COM               220317101     107        98850   SH        DEFINED    1      98850
COUNTRYWIDE FINANCIAL CORP     COM               222372104    6328       170978   SH        DEFINED    1     170978
D R HORTON INC                 COM               23331A109    4300       106675   SH        DEFINED    1     106675
HUDSON CITY BANCORP            COM               443683107    4555       123700   SH        DEFINED    1     123700
KERR MCGEE CORP                COM               492386107    7584       131231   SH        DEFINED    1     131231
KOPIN CORP                     COM               500600101    1147       296260   SH        DEFINED    1     296260
KYPHON INC                     COM               501577100    2344        91000   SH        DEFINED    1      91000
LEXICON GENETICS INC           COM               528872104     434        56000   SH        DEFINED    1      56000
LIFECORE BIOMEDICAL INC        COM               532187101    4112       365200   SH        DEFINED    1     365200
MASSEY ENERGY CORP             COM               576206106    5534       158350   SH        DEFINED    1     158350
MERCURY COMPUTER SYS           COM               589378108    4384       147700   SH        DEFINED    1     147700
MRV COMMUNICATIONS INC         COM               553477100    2276       620200   SH        DEFINED    1     620200
MURPHY OIL CORP                COM               626717102    7184        89300   SH        DEFINED    1      89300
NABORS INDUSTRIES LTD          SHS               G6359F103    1539        30000   SH        DEFINED    1      30000
NEWFIELD EXPL CO               COM               651290108    3330        56400   SH        DEFINED    1      56400
NEWMONT MINING CORP            COM               651639106    3417        76950   SH        DEFINED    1      76950
PALL CORP                      COM               696429307    3500       120900   SH        DEFINED    1     120900
PARK ELECTROCHEMICAL CORP      COM               700416209     788        36350   SH        DEFINED    1      36350
PLACER DOME INC                COM               725906101    3163       167700   SH        DEFINED    1     167700
PRESSTEK INC                   COM               741113104    3745       386900   SH        DEFINED    1     386900
QUEST DIAGNOSTICS INC          COM               74834L100    3196        33450   SH        DEFINED    1      33450
QUESTAR CORP                   COM               748356102    4072        79900   SH        DEFINED    1      79900
RAYONIER INC                   COM               754907103    3544        72466   SH        DEFINED    1      72466
SCOTTS COMPANY                 COM               810186106    2367        32200   SH        DEFINED    1      32200
SHIRE PHARMACEUTICALS GRP PL   SPONSORED ADR     82481R106    3486       109100   SH        DEFINED    1     109100
SOUTHWESTERN ENERGY CO         COM               845467109    7162       141300   SH        DEFINED    1     141300
STERICYCLE INC                 COM               858912108    1937        42150   SH        DEFINED    1      42150
STREETTRACKS GOLD TR           GOLD SHS          863307104     657        15000   SH        DEFINED    1      15000
SYNTHETECH INC                 COM               87162E100     197       201000   SH        DEFINED    1     201000
THORATEC CORP                  COM NEW           885175307     104        10000   SH        DEFINED    1      10000
THORNBURG MTG INC              COM               885218107    6574       227000   SH        DEFINED    1     227000
TIERONE CORP                   COM               88650R108    3526       141900   SH        DEFINED    1     141900
TRANSTECHNOLOGY CORP DEL       COM               893889105     371        50700   SH        DEFINED    1      50700
TRIPATH TECHNOLOGY INC         COM               89672P104      19        15000   SH        DEFINED    1      15000
UNIVERSAL HEALTH RLTY INCM T   SH BEN INT        91359E105     906        28183   SH        DEFINED    1      28183
UNOCAL CORP                    COM               915289102    4376       101200   SH        DEFINED    1     101200
VASOGEN INC                    COM               92232F103    1737       341900   SH        DEFINED    1     341900
VENTANA MED SYS INC            COM               92276H106    6936       108396   SH        DEFINED    1     108396
WESTFIELD FINANCIAL INC        COM               96008D101     201         7800   SH        DEFINED    1       7800
WILLBROS GROUP INC             COM               969199108    5597       242800   SH        DEFINED    1     242800
WRIGHT MED GROUP INC           COM               98235T107     299        10500   SH        DEFINED    1      10500
YANKEE CANDLE  INC             COM               984757104    3301        99500   SH        DEFINED    1      99500
